Fees and Expenses	Oct. 28, 2025 USD ($)
DGI Balanced Fund
Prospectus [Line Items]
Expense Heading [Optional Text]	Fees and Expenses of the Fund
Expense Narrative [Text Block]

The following tables describe the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below. You may qualify for sales charge discounts if you and your family invest at least $50,000 in the Fund. More information about these and other discounts is available from your financial intermediary and in the section “Shareholder Information – Purchase and Redemption of Fund Shares” on page 21 of the Fund’s Prospectus and the section “Capital Stock” on page 39 of the Fund’s Statement of Additional Information.

Expense Breakpoint Discounts [Text]	You may qualify for sales charge discounts if you and your family invest at least $50,000 in the Fund.
Expense Breakpoint, Minimum Investment Required [Amount]	$ 50,000
Shareholder Fees [Table]
Shareholder Fees (Fees paid directly from your investment)	Class P	Class T	Class NT	Class A	Class C	Class I
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None	None	None	3.50%	None	None
Maximum Deferred Sales Charge (Load) Imposed on Redemptions (as a percentage of the lesser of the redemption price or offering price)	None	None	None	None	1.00%	None
Sales Charge (Load) Imposed on Reinvested Dividends	None	None	None	None	None	None
Redemption Fee (as a percentage of amount redeemed, if applicable)	None	None	None	None	None	None
Exchange Fee	None	None	None	None	None	None
Account Service Fee	None	None	None	None	None	None

Annual Fund Operating Expenses [Table]
Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)	Class P	Class T	Class NT	Class A	Class C	Class I
Management Fees	0.93%	0.93%	0.93%	0.93%	0.93%	0.93%
Distribution and/or Service (12b-1) Fees	None	None	None	0.25%	1.00%	None
Other Expenses	0.42%	0.42%	0.42%	0.42%	0.42%	0.42%
Acquired Fund Fees and Expenses[1]	0.10%	0.10%	0.10%	0.10%	0.10%	0.10%
Total Annual Fund Operating Expenses	1.45%	1.45%	1.45%	1.70%	2.45%	1.45%

(1)	Acquired Fund Fees and Expenses (“AFFE”) represent costs incurred indirectly by the Fund as a result of its ownership of shares of another investment company, such as open- or closed-end mutual funds or exchange traded funds (“ETFs”). AFFE are not reflected in the Fund’s financial statements and, therefore, the amounts listed in Total Annual Fund Operating Expenses will differ from those presented in the Financial Highlights.

Expense Example [Heading]	Example
Expense Example Narrative [Text Block]

The example below can help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. This example assumes that you invest $10,000 in the Fund’s Class P shares, Class T shares, Class NT shares, Class A shares, Class C shares, and Class I shares, for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example by, Year, Caption [Text]	This example assumes that you invest $10,000 in the Fund’s Class P shares, Class T shares, Class NT shares, Class A shares, Class C shares, and Class I shares, for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example, With Redemption [Table]
	1 Year	3 Years	5 Years	10 Years
Class P	$148	$459	$792	$1,735
Class T	$148	$459	$792	$1,735
Class NT	$148	$459	$792	$1,735
Class A	$517	$867	$1,241	$2,288
Class C	$346	$856	$1,392	$2,858
Class I	$148	$459	$792	$1,735

Portfolio Turnover [Heading]	Portfolio Turnover
Portfolio Turnover [Text Block]

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may mean higher transaction costs and could result in higher taxes if you hold Fund shares in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 2% of the average value of its portfolio.

Portfolio Turnover, Rate	2.00%
DGI U.S. Government Money Market Fund
Prospectus [Line Items]
Expense Heading [Optional Text]	Fees and Expenses of the Fund
Expense Narrative [Text Block]

The following tables describe the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.

Other Expenses, New Fund, Based on Estimates [Text]	Other expenses are based on estimated amounts for the current fiscal year.
Shareholder Fees [Table]
Shareholder Fees (Fees paid directly from your investment)	Class A Withholding	Class A Non-Withholding	Class I Withholding	Class I Non-Withholding
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None	None	None	None
Maximum Deferred Sales Charge (Load) Imposed on Redemptions (as a percentage of the lesser of the redemption price or offering price)	None	None	None	None
Sales Charge (Load) Imposed on Reinvested Dividends	None	None	None	None
Redemption Fee (as a percentage of amount redeemed, if applicable)	None	None	None	None
Exchange Fee	None	None	None	None
Account Service Fee	None	None	None	None

Annual Fund Operating Expenses [Table]
Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)	Class A Withholding	Class A Non-Withholding	Class I Withholding	Class I Non-Withholding
Management Fees	0.20%	0.20%	0.20%	0.20%
Distribution and/or Service (12b-1) Fees	0.25%	0.25%	None	None
Other Expenses[1]	21.07%	21.07%	21.07%	21.07%
Total Annual Fund Operating Expenses	21.52%	21.52%	21.27%	21.27%
Fee Waivers and/or Expense Reimbursements[2]	(20.57%)	(20.57%)	(20.32%)	(20.32%)
Total Annual Fund Operating Expenses after Fee Waivers and/or Expense Reimbursements[2]	0.95%	0.95%	0.95%	0.95%

(1)	Other expenses are based on estimated amounts for the current fiscal year.

(2)	The Investment Adviser has contractually agreed to waive fees and/or reimburse expenses to the extent that Fund’s total annual fund operating expenses (including organizational and initial offering expenses, excluding interest, taxes, brokerage commissions and extraordinary expenses) exceed 0.95% of the average daily net assets of the Fund. Any amounts contractually waived or reimbursed by the Investment Adviser will be subject to repayment by the Fund to the Investment Adviser within three years, calculated monthly from when the waiver or reimbursement was recorded. Any repayment to the Investment Adviser will not cause the Fund’s expenses to exceed (i) the expense limitation at the time the fees are waived and (ii) the expense limitation in effect at the time of such reimbursement. The expense limitation may not be terminated until at least October 28, 2026, except by the Board.

Expense Example [Heading]	Example
Expense Example Narrative [Text Block]	The example below can help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
Expense Example by, Year, Caption [Text]	This example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The example reflects adjustments made to the Fund’s operating expenses due to the fee waivers and/or expense reimbursements for the 1 Year numbers only. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example, With Redemption [Table]
	1 Year	3 Years
Class A Withholding	$97	$3,866
Class A Non-Withholding	$97	$3,866
Class I Withholding	$97	$3,832
Class I Non-Withholding	$97	$3,832